Taxes (Details) - Schedule of federal income tax rate to the Company’s effective tax rate	11 Months Ended
Dec. 31, 2021
Schedule Of Federal Income Tax Rate To The Company SEffective Tax Rate Abstract
U.S. federal statutory rate	21.00%
Change in fair value of warrant derivative liability	(30.40%)
Offering costs attributable to warrants	7.60%
Change in valuation allowance	1.80%
Income tax provision